Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2020

SIT-QTLY-0720
1.912870.109

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.8%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	300,259	$4,712,155
Hellenic Telecommunications Organization SA	459,795	6,461,606
Koninklijke KPN NV	1,117,066	2,730,522
KT Corp.	142,441	2,806,889
Nippon Telegraph & Telephone Corp.	1,178,200	26,817,231
Nippon Telegraph & Telephone Corp. sponsored ADR	49,968	1,135,773
NOS SGPS	156,796	644,338
Telecom Italia SpA	1,301,248	483,047
Telefonica SA	693,610	3,247,963
Telefonica SA sponsored ADR (a)	36,396	173,245
		49,212,769
Entertainment - 0.4%
Amuse, Inc.	10,000	222,820
Avex, Inc.	47,900	423,281
NetEase, Inc. ADR	44,996	17,228,968
Nintendo Co. Ltd.	49,000	19,922,366
Sea Ltd. ADR (a)(b)	90,104	7,190,299
Square Enix Holdings Co. Ltd.	174,800	8,477,018
Tencent Music Entertainment Group ADR (b)	130,872	1,690,866
Vivendi SA	354,500	8,105,764
		63,261,382
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (b)	7,242	10,381,552
Baidu.com, Inc. sponsored ADR (b)	323,156	34,432,272
Carsales.com Ltd.	174,790	1,881,576
Kakao Corp.	23,456	5,016,156
NAVER Corp.	86,632	15,889,974
realestate.com.au Ltd.	3,730	249,792
Scout24 AG (c)	108,495	8,279,898
SEEK Ltd.	219,545	2,945,778
Tencent Holdings Ltd.	738,300	39,983,278
Yahoo! Japan Corp.	1,279,600	5,220,678
Yandex NV Series A (b)	117,632	4,732,335
YY, Inc. ADR (b)	74,455	4,545,478
		133,558,767
Media - 0.1%
Altice Europe NV Class A (b)	46,343	185,195
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	20,754	32,975
CyberAgent, Inc.	141,800	7,139,636
Informa PLC	703,169	4,028,105
Kadokawa Corp.	10,100	165,953
Publicis Groupe SA	9,994	284,781
Stroer Out-of-Home Media AG (a)	56,542	4,089,104
Telenet Group Holding NV	2,812	115,057
WPP PLC	774,388	5,893,457
		21,934,263
Wireless Telecommunication Services - 1.0%
Advanced Info Service PCL (For. Reg.)	881,600	5,335,052
China Mobile Ltd.	1,172,400	8,289,739
KDDI Corp.	966,800	28,220,116
Millicom International Cellular SA (depository receipt)	4,828	116,005
NTT DOCOMO, Inc.	282,600	7,766,888
SK Telecom Co. Ltd.	109,349	19,195,638
SoftBank Corp.	4,300	54,465
SoftBank Group Corp.	476,300	21,755,372
Tele2 AB (B Shares)	518,890	6,900,140
Vodafone Group PLC	22,844,417	37,567,634
Vodafone Group PLC sponsored ADR	672,830	11,108,423
		146,309,472

TOTAL COMMUNICATION SERVICES		414,276,653

CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.4%
Autoliv, Inc. (depositary receipt)	66,819	4,182,503
Continental AG	17,252	1,706,096
Continental AG sponsored ADR	26,891	264,876
DENSO Corp.	95,700	3,686,180
Eagle Industry Co. Ltd.	17,600	123,703
JTEKT Corp.	73,600	593,059
Koito Manufacturing Co. Ltd.	254,000	10,751,634
Kyb Corp. (b)	2,000	39,594
Magna International, Inc. Class A	200,578	8,460,380
Michelin CGDE Series B	55,143	5,581,069
Schaeffler AG	11,564	88,573
Stanley Electric Co. Ltd.	203,400	4,939,539
Sumitomo Rubber Industries Ltd.	246,000	2,500,032
Toyoda Gosei Co. Ltd.	20,500	437,772
Toyota Industries Corp.	254,200	12,987,547
TPR Co. Ltd.	19,100	260,169
Valeo SA	61,458	1,511,105
Yokohama Rubber Co. Ltd.	2,800	42,242
Yorozu Corp.	17,400	187,157
		58,343,230
Automobiles - 0.3%
Fiat Chrysler Automobiles NV (Italy)	543,576	4,792,175
Honda Motor Co. Ltd.	269,800	7,025,216
Kia Motors Corp.	19,593	544,625
Mitsubishi Motors Corp. of Japan	165,400	466,240
Nissan Motor Co. Ltd.	203,900	772,725
Nissan Motor Co. Ltd. sponsored ADR (a)	30,600	232,254
Peugeot Citroen SA	263,890	3,750,983
Renault SA	15,566	349,123
Suzuki Motor Corp.	142,800	4,960,163
Toyota Motor Corp.	289,800	18,263,873
Volkswagen AG	21,026	3,323,603
Yamaha Motor Co. Ltd.	29,000	418,146
		44,899,126
Distributors - 0.0%
Inchcape PLC	1,109,800	6,859,868
Diversified Consumer Services - 0.1%
Offcn Education Technology Co. A Shares	603,300	2,485,134
TAL Education Group ADR (b)	244,554	13,807,519
		16,292,653
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd.	394,725	6,767,034
Carnival PLC	62,858	830,128
Carnival PLC sponsored ADR	2,824	38,209
Collins Foods Ltd.	95,921	511,489
Colowide Co. Ltd. (a)	80,800	1,207,748
Compass Group PLC	2,959,476	43,384,144
Create Restaurants Holdings, Inc.	58,000	447,457
Evolution Gaming Group AB (c)	112,576	6,640,425
Flight Centre Travel Group Ltd.	81,842	713,537
Gaming VC Holdings SA	526,400	5,154,025
Greggs PLC	197,638	4,510,653
InterContinental Hotel Group PLC	29,974	1,438,574
Melco Crown Entertainment Ltd. sponsored ADR	86,328	1,383,838
Paddy Power Betfair PLC (a)	38,033	4,828,594
Sands China Ltd.	174,400	685,059
Sushiro Global Holdings Ltd. (a)	93,600	1,978,840
The Restaurant Group PLC	97,144	73,183
TUI AG	178,808	962,656
Watami Co. Ltd.	17,900	174,610
Wolverhampton & Dudley Breweries PLC	420,484	322,484
Yum China Holdings, Inc.	179,529	8,319,374
		90,372,061
Household Durables - 0.4%
Barratt Developments PLC	325,800	1,999,744
Electrolux AB (B Shares)	38,864	635,803
Nikon Corp.	22,700	208,382
Panasonic Corp.	1,278,200	11,451,263
Persimmon PLC	470,334	13,319,177
Pressance Corp.	9,900	118,695
Sekisui Chemical Co. Ltd.	58,900	821,962
Sony Corp.	537,700	34,824,610
Starts Corp., Inc.	11,400	231,605
Sumitomo Forestry Co. Ltd.	76,500	972,521
Taylor Wimpey PLC	309,446	548,790
Token Corp.	7,300	500,227
		65,632,779
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	150,705	31,254,710
ASKUL Corp.	12,200	367,657
ASOS PLC (b)	202,482	7,491,955
Boohoo.Com PLC (b)	618,576	2,957,217
HelloFresh AG (b)	46,976	1,908,533
Media Do Holdings Co. Ltd.	9,000	359,266
Meituan Dianping Class B (b)	309,300	5,890,942
MercadoLibre, Inc. (b)	6,420	5,467,721
Rakuten, Inc.	1,636,400	14,809,462
Trainline PLC (c)	72,174	434,622
Zalando SE (b)(c)	112,685	7,610,231
		78,552,316
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	15,900	409,129
Sega Sammy Holdings, Inc.	568,900	7,406,329
Yamaha Corp.	84,500	4,105,707
		11,921,165
Multiline Retail - 0.1%
Debenhams PLC (b)(d)	913,233	11
J. Front Retailing Co. Ltd.	99,200	841,652
Lojas Renner SA	177,770	1,284,229
Magazine Luiza SA	306,200	3,692,440
Next PLC	77,215	4,638,336
		10,456,668
Specialty Retail - 0.2%
Adastria Co. Ltd.	23,300	378,953
EDION Corp.	21,900	203,069
Geo Holdings Corp.	42,400	529,975
H&M Hennes & Mauritz AB (B Shares) (a)	187,497	2,851,555
Hornbach Holding AG & Co. KGaA	2,840	204,285
Kingfisher PLC	3,044,345	7,388,581
Kingfisher PLC ADR	61,868	295,110
Mekonomen AB	82,922	550,024
Metro AG (b)	50,996	150,238
Nojima Co. Ltd.	15,100	351,300
Super Retail Group Ltd.	116,935	652,383
USS Co. Ltd.	805,500	14,026,881
WH Smith PLC	395,745	5,195,360
		32,777,714
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	53,214	14,112,752
Brunello Cucinelli SpA	52,990	1,721,119
Burberry Group PLC	410,736	7,669,850
Compagnie Financiere Richemont SA Series A	696,184	40,921,511
Essilor International SA	201,818	26,266,214
Hermes International SCA	5,789	4,805,422
Kering SA	28,469	14,925,148
Li Ning Co. Ltd.	1,875,500	6,353,709
lululemon athletica, Inc. (b)	35,794	10,741,600
LVMH Moet Hennessy Louis Vuitton SE	107,750	45,203,856
Moncler SpA	237,258	8,809,668
Pandora A/S	8,124	403,711
Puma AG	114,755	8,175,492
Samsonite International SA (c)	2,078,700	1,978,545
Seiko Holdings Corp.	32,500	549,678
Shenzhou International Group Holdings Ltd.	291,000	3,501,723
TSI Holdings Co. Ltd.	18,300	78,396
Yue Yuen Industrial (Holdings) Ltd.	51,000	73,437
		196,291,831

TOTAL CONSUMER DISCRETIONARY		612,399,411

CONSUMER STAPLES - 6.7%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR (a)	54,900	2,573,712
Coca-Cola European Partners PLC	110,106	4,150,996
Coca-Cola HBC AG	7,419	190,404
Coca-Cola West Co. Ltd.	44,200	877,074
Diageo PLC	2,290,348	79,910,001
Heineken Holding NV	140,596	11,564,683
Heineken NV (Bearer)	269,237	24,650,512
ITO EN Ltd.	470,300	26,950,290
Kirin Holdings Co. Ltd.	639,200	13,083,907
Kweichow Moutai Co. Ltd. (A Shares)	33,807	6,473,172
Pernod Ricard SA	265,695	41,320,356
Royal Unibrew A/S	27,863	2,228,160
		213,973,267
Food & Staples Retailing - 0.5%
AEON Co. Ltd.	4,300	95,035
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	263,611	8,251,904
Bim Birlesik Magazalar A/S JSC	72,204	688,513
Carrefour SA (a)	720,891	10,927,073
Coles Group Ltd.	233,660	2,392,260
J Sainsbury PLC	590,676	1,415,201
Magnit OJSC	54,413	2,893,054
Matsumotokiyoshi Holdings Co. Ltd.	107,500	4,022,092
Metro Wholesale & Food Specialist AG	12,478	116,295
Qol Holdings Co. Ltd.	50,800	607,179
Seven & i Holdings Co. Ltd.	750,300	25,736,120
Seven & i Holdings Co. Ltd. ADR	4,000	68,300
Sugi Holdings Co. Ltd.	41,500	2,678,288
Tesco PLC	5,300,000	15,049,385
Welcia Holdings Co. Ltd.	54,200	4,548,287
X5 Retail Group NV:
GDR	11,465	340,482
GDR (Reg. S)	3,371	98,973
		79,928,441
Food Products - 2.3%
AarhusKarlshamn AB	80,492	1,463,755
Aryzta AG (b)	1,279,495	665,156
Associated British Foods PLC	59,014	1,327,187
Bakkafrost (b)	25,595	1,592,982
Danone SA	856,423	58,922,297
Ezaki Glico Co. Ltd.	228,400	11,034,021
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	210,000	3,380,714
Itoham Yonekyu Holdings, Inc.	17,400	108,100
JBS SA	38,600	158,919
Kerry Group PLC Class A	184,966	22,852,284
Kikkoman Corp.	5,700	286,467
La Doria SpA	17,325	202,317
Lindt & Spruengli AG (participation certificate)	228	1,898,815
Mowi ASA	419,900	7,907,075
Nestle SA (Reg. S)	1,806,329	196,125,885
New Hampshire Foods Ltd.	45,000	1,660,717
Nissin Food Holdings Co. Ltd.	73,000	6,092,077
Orior AG	5,675	436,629
Tangrenshen Group Co. Ltd. (A Shares)	125,900	150,644
Toyo Suisan Kaisha Ltd.	503,500	26,284,992
Vitasoy International Holdings Ltd.	296,000	1,104,862
WH Group Ltd. (c)	2,001,000	1,740,760
WH Group Ltd. ADR	4,700	81,240
Wilmar International Ltd.	2,153,200	6,065,781
		351,543,676
Household Products - 0.6%
Colgate-Palmolive Co.	411,056	29,731,680
Essity AB Class B	18,125	597,848
Reckitt Benckiser Group PLC	677,420	60,674,177
Unicharm Corp.	5,100	189,633
		91,193,338
Personal Products - 1.5%
Beiersdorf AG	16,493	1,725,717
Kao Corp.	695,400	55,757,094
Kobayashi Pharmaceutical Co. Ltd.	288,300	25,663,499
Kose Corp.	32,500	4,065,325
L'Oreal SA	236,889	69,482,268
Mandom Corp.	18,900	381,523
Pola Orbis Holdings, Inc.	85,000	1,652,001
Rohto Pharmaceutical Co. Ltd.	461,100	14,152,172
Shiseido Co. Ltd.	143,300	8,729,946
Unilever NV	149,716	7,737,010
Unilever PLC	864,968	46,443,258
Unilever PLC sponsored ADR (a)	87,787	4,744,887
		240,534,700
Tobacco - 0.4%
British American Tobacco PLC (United Kingdom)	1,206,075	47,833,465
Imperial Brands PLC	383,100	6,938,429
Japan Tobacco, Inc.	473,900	9,405,109
Swedish Match Co. AB	22,950	1,591,938
		65,768,941

TOTAL CONSUMER STAPLES		1,042,942,363

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
BW Offshore Ltd.	45,973	151,529
CGG SA (b)	192,985	207,239
Core Laboratories NV (a)	115,015	2,325,603
John Wood Group PLC	86,681	205,806
Petrofac Ltd.	104,654	221,014
Tenaris SA	221,967	1,396,902
Tenaris SA sponsored ADR	38,509	487,524
The Drilling Co. of 1972 A/S (b)	74,100	1,612,177
WorleyParsons Ltd.	760,865	4,260,098
		10,867,892
Oil, Gas & Consumable Fuels - 1.2%
BP PLC	6,740,493	25,775,250
BP PLC sponsored ADR	121,160	2,803,642
BW LPG Ltd. (c)	20,015	66,464
Cairn Energy PLC (b)	2,884,841	4,460,599
Eni SpA	1,271,099	11,560,064
EnQuest PLC (b)	797,199	116,373
Equinor ASA	644,651	9,360,645
Galp Energia SGPS SA Class B	792,100	9,424,558
Gazprom OAO	3,119,820	8,929,583
Gulf Keystone Petroleum Ltd.	2,267	1,996
Hindustan Petroleum Corp. Ltd. (b)	151,255	389,216
Idemitsu Kosan Co. Ltd.	310,000	6,870,045
INPEX Corp.	534,400	3,720,905
Japan Petroleum Exploration Co. Ltd.	18,600	349,079
JX Holdings, Inc.	2,924,900	11,236,368
Lukoil PJSC	34,065	2,562,288
Lundin Petroleum AB	5,832	140,500
Neste Oyj	252,996	10,200,044
Oil Search Ltd. ADR	1,583,146	3,672,256
OMV AG	30,038	990,974
Ovintiv, Inc.	50,228	386,253
Premier Oil PLC (a)(b)	701,171	231,121
Reliance Industries Ltd.	412,307	7,986,011
Reliance Industries Ltd. rights (b)	27,487	80,710
Repsol SA	90,171	848,967
Rosneft Oil Co. OJSC	256,270	1,370,562
Royal Dutch Shell PLC:
Class A	254,046	4,056,033
Class B sponsored ADR	228,100	6,943,364
Class B (United Kingdom)	177,103	2,703,808
Santos Ltd.	1,006,500	3,595,931
TC Energy Corp.	69,922	3,151,149
Total SA	1,094,385	41,499,949
VERBIO Vereinigte BioEnergie AG	9,444	93,197
		185,577,904

TOTAL ENERGY		196,445,796

FINANCIALS - 6.3%
Banks - 2.9%
ABN AMRO Group NV GDR (c)	128,030	1,018,700
AIB Group PLC	6,527,794	7,238,932
Aozora Bank Ltd.	35,500	659,011
Australia & New Zealand Banking Group Ltd.	411,110	4,892,836
Banco Bilbao Vizcaya Argentaria SA	4,150,944	12,784,307
Barclays PLC	22,467,543	32,118,454
BNP Paribas SA	1,432,248	51,540,045
BNP Paribas SA ADR	11,100	199,134
CaixaBank SA	5,757,159	10,709,709
Canadian Imperial Bank of Commerce	103,659	6,647,095
Chiba Bank Ltd.	742,900	3,526,958
China Merchants Bank Co. Ltd. (H Shares)	2,357,500	11,108,684
Close Brothers Group PLC	111,435	1,483,568
Concordia Financial Group Ltd.	85,400	278,741
Credit Agricole SA	78,212	686,636
DBS Group Holdings Ltd.	941,900	12,980,459
DNB ASA	791,227	10,798,545
Erste Group Bank AG	168,662	3,700,468
Grupo Financiero Banorte S.A.B. de CV Series O	1,884,032	5,713,822
HDFC Bank Ltd.	1,042,865	13,206,886
ING Groep NV:
(Certificaten Van Aandelen)	5,334,169	34,680,648
sponsored ADR (a)	376,623	2,402,855
Intesa Sanpaolo SpA	2,095,435	3,646,202
Jyske Bank A/S (Reg.) (b)	92,529	2,554,653
KB Financial Group, Inc.	27,839	763,642
KBC Groep NV	417,867	21,924,324
Lloyds Banking Group PLC	14,236,320	5,250,406
Mebuki Financial Group, Inc.	1,227,400	2,777,000
Mediobanca SpA	743,800	4,892,972
Mitsubishi UFJ Financial Group, Inc.	6,181,200	25,658,988
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	72,005	300,261
National Bank of Canada	220,071	9,583,802
North Pacific Bank Ltd.	1,092,400	2,056,259
PT Bank Central Asia Tbk	8,251,700	14,656,510
Resona Holdings, Inc.	60,100	216,114
Sberbank of Russia	218,610	628,257
Shinsei Bank Ltd.	18,800	240,459
Societe Generale Series A	142,527	2,108,380
Standard Chartered PLC (United Kingdom)	411,356	1,871,563
Sumitomo Mitsui Financial Group, Inc.	1,095,800	31,802,668
Sumitomo Mitsui Financial Group, Inc. ADR (a)	90,441	520,940
Sumitomo Mitsui Trust Holdings, Inc.	155,200	4,591,583
Svenska Handelsbanken AB (A Shares) (b)	1,743,025	16,464,649
Swedbank AB (A Shares) (b)	360,867	4,532,030
Sydbank A/S (b)	122,689	2,139,473
The Hachijuni Bank Ltd.	728,800	2,689,623
UniCredit SpA	6,201,309	52,770,928
United Overseas Bank Ltd.	433,400	6,002,800
		449,020,979
Capital Markets - 1.3%
3i Group PLC	700,195	7,134,112
BM&F BOVESPA SA	557,300	4,757,044
Brewin Dolphin Holding PLC	186,156	643,727
Brookfield Asset Management, Inc. (Canada) Class A	253,431	7,957,165
BT Investment Management Ltd.	105,054	443,250
Daiwa Securities Group, Inc.	1,955,600	8,100,204
Deutsche Borse AG	71,378	11,718,583
Euronext NV (c)	336,046	30,924,010
Hong Kong Exchanges and Clearing Ltd.	313,900	11,047,211
IG Group Holdings PLC	211,147	1,994,864
Intermediate Capital Group PLC	387,293	6,074,497
JAFCO Co. Ltd.	18,300	614,270
Julius Baer Group Ltd.	420,756	18,108,513
Jupiter Fund Management PLC	142,203	439,403
London Stock Exchange Group PLC	113,522	11,323,025
Macquarie Group Ltd.	316,867	23,226,511
Nomura Holdings, Inc.	594,800	2,563,486
Partners Group Holding AG	11,152	9,211,009
President Securities Corp.	619,000	270,576
Standard Life PLC	499,887	1,594,642
UBS Group AG	3,539,759	37,907,588
XP, Inc. Class A (b)	37,216	1,129,878
		197,183,568
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	34,700	390,293
Credit Saison Co. Ltd.	34,600	411,626
Flexigroup Ltd.	163,343	123,575
Hoist Finance AB (b)(c)	67,182	176,109
JACCS Co. Ltd.	5,400	94,536
Provident Financial PLC	28,792	69,694
		1,265,833
Diversified Financial Services - 0.3%
Challenger Ltd.	2,358,120	7,874,742
Element Financial Corp.	1,024,700	7,286,061
EXOR NV	55,800	3,001,651
Groupe Bruxelles Lambert SA	89,100	7,192,405
Industrivarden AB (A Shares)	4,699	105,026
Investor AB:
(A Shares)	4,282	224,403
(B Shares)	193,770	10,302,813
M&G PLC	805,040	1,391,914
Mitsubishi UFJ Lease & Finance Co. Ltd.	736,000	3,589,745
ORIX Corp.	990,100	13,119,318
		54,088,078
Insurance - 1.8%
AEGON NV	473,100	1,269,658
AEGON NV (NY Reg.) (a)	443,059	1,182,968
AIA Group Ltd.	5,002,400	41,048,606
Allianz SE	133,187	24,071,997
Aon PLC	105,639	20,805,601
Aviva PLC	7,918,294	24,424,272
AXA SA	938,587	17,222,048
CNP Assurances	97,156	1,019,703
Coface SA	54,573	310,769
Dai-ichi Mutual Life Insurance Co.	313,300	4,075,849
Direct Line Insurance Group PLC	696,885	2,277,288
Fairfax Financial Holdings Ltd. (sub. vtg.)	18,965	5,268,216
Hiscox Ltd.	1,450,893	13,266,879
MAPFRE SA (Reg.)	281,027	493,823
MS&AD Insurance Group Holdings, Inc.	39,300	1,153,364
MS&AD Insurance Group Holdings, Inc. ADR	5,200	76,596
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	65,180	14,863,582
NKSJ Holdings, Inc.	142,300	5,056,272
NN Group NV	76,892	2,360,204
PICC Property & Casualty Co. Ltd. (H Shares)	8,006,000	7,004,657
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,835,000	18,159,394
Prudential PLC	1,109,538	14,389,945
Saga PLC	297,511	76,278
Sampo Oyj (A Shares)	246,732	8,865,202
Storebrand ASA (A Shares)	1,042,912	5,354,704
Sun Life Financial, Inc. (a)	289,787	9,940,545
T&D Holdings, Inc.	148,800	1,342,505
Talanx AG	99,500	3,494,637
Tokio Marine Holdings, Inc.	226,100	9,786,590
Tokio Marine Holdings, Inc. ADR	3,484	151,380
Tryg A/S	52,862	1,478,371
Unipol Gruppo SpA	156,166	547,099
Zurich Insurance Group Ltd.	67,287	21,774,197
		282,613,199
Thrifts & Mortgage Finance - 0.0%
Indiabulls Housing Finance Ltd.	33,215	53,663

TOTAL FINANCIALS		984,225,320

HEALTH CARE - 6.5%
Biotechnology - 0.2%
Abcam PLC	86,935	1,615,839
Ascendis Pharma A/S sponsored ADR (b)	19,834	2,885,649
CSL Ltd.	100,177	18,444,032
Galapagos Genomics NV (b)	8,386	1,701,256
Galapagos Genomics NV sponsored ADR (a)(b)	1,600	324,448
Genmab A/S (b)	34,009	10,432,908
Genmab A/S ADR	25,500	776,985
GNI Group Ltd. (b)	22,500	379,086
Idorsia Ltd. (b)	16,472	500,428
Vitrolife AB	64,973	1,330,828
Zealand Pharma A/S (b)	6,220	244,534
		38,635,993
Health Care Equipment & Supplies - 1.4%
AK Medical Holdings Ltd. (c)	532,000	1,640,703
Alcon, Inc. (Switzerland) (b)	185,695	11,947,189
Arjo AB	34,377	193,729
ASAHI INTECC Co. Ltd.	182,600	5,587,463
Carl Zeiss Meditec AG	29,087	2,973,727
Coloplast A/S Series B	41,912	7,021,586
Eiken Chemical Co. Ltd.	67,200	1,149,650
Elekta AB (B Shares) (a)	482,225	5,081,952
Getinge AB (B Shares)	70,367	1,297,554
GN Store Nord A/S	19,269	1,037,892
Hogy Medical Co. Ltd.	10,900	356,781
Hoya Corp.	157,800	14,793,064
Koninklijke Philips Electronics NV	926,026	42,099,889
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	51,536	2,342,827
Medacta Group SA (b)(c)	2,726	231,560
Nihon Kohden Corp.	516,800	17,227,465
Olympus Corp.	1,299,000	22,542,339
Paramount Bed Holdings Co. Ltd.	10,300	399,699
PolyNovo Ltd. (b)	171,140	313,702
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	64,100	2,503,917
Siemens Healthineers AG (c)	198,620	10,312,551
Siemens Healthineers AG ADR	3,000	77,580
Smith & Nephew PLC	453,255	9,247,097
Sonova Holding AG Class B	13,789	3,017,867
Straumann Holding AG	11,064	8,949,669
Terumo Corp.	1,157,000	45,380,963
		217,728,415
Health Care Providers & Services - 0.4%
Aier Eye Hospital Group Co. Ltd. (A Shares)	644,800	3,537,829
Ambea AB (c)	66,424	418,034
Amplifon SpA	90,241	2,499,292
Estia Health Ltd.	51,256	52,272
Fresenius SE & Co. KGaA	588,242	28,208,651
Medipal Holdings Corp.	140,000	2,774,167
Notre Dame Intermedica Participacoes SA (b)	234,000	2,731,893
Orpea	25,063	2,937,917
Sinopharm Group Co. Ltd. (H Shares)	1,896,021	4,682,639
Sonic Healthcare Ltd.	395,058	7,417,891
Spire Healthcare Group PLC (c)	91,336	107,160
Suzuken Co. Ltd.	5,000	181,511
Topchoice Medical Corp. (b)	130,500	2,594,184
		58,143,440
Health Care Technology - 0.0%
M3, Inc.	73,300	2,949,808
Life Sciences Tools & Services - 0.4%
Eurofins Scientific SA	7,013	4,731,590
Evotec OAI AG (a)(b)	112,665	3,041,551
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	313,100	3,722,237
ICON PLC (b)	46,703	7,867,120
Lonza Group AG	38,549	19,036,294
Samsung Biologics Co. Ltd. (b)(c)	1,860	938,944
Sartorius Stedim Biotech (b)	24,018	6,499,996
Siegfried Holding AG (b)	2,717	1,126,575
Tecan Group AG	9,178	3,202,471
WuXi AppTec Co. Ltd.	133,200	1,987,572
Wuxi Biologics (Cayman), Inc. (b)(c)	156,000	2,463,515
		54,617,865
Pharmaceuticals - 4.1%
Astellas Pharma, Inc.	2,217,200	39,616,801
AstraZeneca PLC:
(United Kingdom)	168,917	18,192,327
sponsored ADR	185,011	10,101,601
Bausch Health Cos., Inc. (United States) (b)	65,000	1,201,200
Bayer AG	1,025,322	70,090,599
Bayer AG sponsored ADR	92,531	1,582,271
Chugai Pharmaceutical Co. Ltd.	43,500	6,409,337
Daiichi Sankyo Kabushiki Kaisha	53,800	5,031,045
GlaxoSmithKline PLC	193,752	4,013,134
GlaxoSmithKline PLC sponsored ADR	317,174	13,295,934
Ipca Laboratories Ltd.	57,029	1,127,380
Ipsen SA	48,587	3,813,134
Kyorin Holdings, Inc.	400	8,646
Kyowa Hakko Kirin Co., Ltd.	573,900	15,549,500
Merck KGaA ADR	6,300	148,617
Novartis AG	1,005,609	87,544,268
Novartis AG sponsored ADR	40,479	3,539,079
Novo Nordisk A/S:
Series B	926,233	60,672,597
Series B sponsored ADR	19,605	1,292,754
Otsuka Holdings Co. Ltd.	294,100	13,264,516
Roche Holding AG:
(participation certificate)	372,189	129,194,906
sponsored ADR	27,388	1,187,270
Sanofi SA	458,678	44,865,498
Sanofi SA sponsored ADR	47,800	2,347,458
Santen Pharmaceutical Co. Ltd.	2,564,000	47,311,976
Shionogi & Co. Ltd.	76,600	4,542,452
Takeda Pharmaceutical Co. Ltd.	1,104,900	43,222,917
Takeda Pharmaceutical Co. Ltd. ADR	216,511	4,221,965
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	214,078	2,682,397
UCB SA	5,902	589,636
		636,661,215

TOTAL HEALTH CARE		1,008,736,736

INDUSTRIALS - 8.7%
Aerospace & Defense - 0.5%
Airbus Group NV	374,109	23,908,189
Dassault Aviation SA	3,800	3,235,352
Leonardo SpA	159,766	993,150
Meggitt PLC	1,562,220	5,344,277
MTU Aero Engines Holdings AG	65,273	10,498,917
Rolls-Royce Holdings PLC	5,907,315	20,134,872
Safran SA	188,004	18,115,845
Senior Engineering Group PLC	325,958	249,586
		82,480,188
Air Freight & Logistics - 0.3%
Deutsche Post AG	912,090	28,565,033
DSV A/S	124,572	13,134,029
Kintetsu World Express, Inc.	12,000	193,277
		41,892,339
Airlines - 0.4%
Air France KLM (Reg.) (a)(b)	1,395,742	6,294,982
Deutsche Lufthansa AG (a)	102,571	1,042,698
International Consolidated Airlines Group SA CDI	1,549,346	4,409,777
Japan Airlines Co. Ltd.	317,200	6,228,767
Qantas Airways Ltd.	235,008	625,012
Ryanair Holdings PLC sponsored ADR (b)	626,934	44,995,053
		63,596,289
Building Products - 0.5%
Agc, Inc.	49,700	1,405,582
Agc, Inc. ADR	9,900	55,836
Belimo Holding AG (Reg.)	338	2,540,799
Central Glass Co. Ltd.	10,400	189,398
Compagnie de St. Gobain	146,589	4,797,202
Daikin Industries Ltd.	253,200	37,282,496
Geberit AG (Reg.)	18,882	9,238,787
Kingspan Group PLC (Ireland)	126,968	7,829,263
Nibe Industrier AB (B Shares)	156,162	3,463,803
Nichias Corp.	2,500	57,606
Sanwa Holdings Corp.	78,200	670,006
Toto Ltd.	278,000	11,007,094
		78,537,872
Commercial Services & Supplies - 0.5%
A-Living Services Co. Ltd. (H Shares) (c)	462,000	2,498,250
Aggreko PLC	90,090	522,705
AMA Group Ltd.	201,831	85,427
Babcock International Group PLC	44,776	211,682
Brambles Ltd.	1,490,496	11,564,225
Country Garden Services Holdings Co. Ltd.	1,076,000	5,098,094
DO & CO Restaurants & Catering AG	3,869	214,674
ISS Holdings A/S	55,370	918,140
Rentokil Initial PLC	1,585,292	9,804,332
Ritchie Bros. Auctioneers, Inc.	191,501	8,288,154
Secom Co. Ltd.	292,400	25,307,261
SG Fleet Group Ltd.	74,291	85,915
Shanks Group PLC	496,053	143,354
Sohgo Security Services Co., Ltd.	163,500	8,035,143
Tomra Systems ASA	127,497	4,578,783
Toppan Printing Co. Ltd.	73,900	1,262,902
		78,619,041
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	64,582	1,652,657
Balfour Beatty PLC	3,683,042	11,398,684
Samsung Engineering Co. Ltd. (b)	18,172	178,453
VINCI SA	44,677	4,168,149
		17,397,943
Electrical Equipment - 1.4%
ABB Ltd. (Reg.)	2,758,967	54,744,113
Denyo Co. Ltd.	12,000	213,640
Legrand SA	690,584	46,991,524
Melrose Industries PLC	7,458,497	10,606,747
Mitsubishi Electric Corp.	943,900	12,415,245
Nexans SA	14,913	607,207
Ningbo Sanxing Medical Electric Co. Ltd.	658,600	634,862
Philips Lighting NV (c)	35,373	755,081
Prysmian SpA	538,379	11,441,581
Schneider Electric SA	776,770	76,910,148
Siemens Gamesa Renewable Energy SA (b)	517,700	8,697,674
TKH Group NV (depositary receipt)	16,544	582,895
		224,600,717
Industrial Conglomerates - 0.8%
CJ Corp.	3,761	280,514
CK Hutchison Holdings Ltd.	2,387,500	14,699,548
DCC PLC (United Kingdom)	223,153	18,552,985
Lifco AB	39,638	2,420,966
Nolato AB (B Shares)	35,056	2,366,198
Siemens AG	682,675	75,268,149
Toshiba Corp.	432,490	11,806,301
		125,394,661
Machinery - 2.1%
Aalberts Industries NV	4,547	124,418
Andritz AG	12,954	485,167
Atlas Copco AB (A Shares)	468,028	18,512,828
Bodycote PLC	37,459	279,884
China International Marine Containers Group Co. Ltd.	259,220	255,325
CNH Industrial NV	181,133	1,096,216
Duerr AG	15,002	354,708
Electrolux Professional AB (b)	28,865	104,492
Epiroc AB Class A	477,060	5,340,010
Fanuc Corp.	267,900	47,873,353
FLSmidth & Co. A/S	18,955	515,147
Furukawa Co. Ltd.	6,000	62,089
GEA Group AG	787,966	23,432,722
Glory Ltd.	31,400	744,784
Harmonic Drive Systems, Inc.	52,400	3,022,189
Hino Motors Ltd.	84,300	569,843
IHI Corp.	10,200	146,505
IMI PLC	1,162,012	12,915,763
Kawasaki Heavy Industries Ltd.	54,900	868,463
KION Group AG	148,879	8,296,209
Kitz Corp.	59,300	394,802
Knorr-Bremse AG	53,128	5,613,215
Komatsu Ltd.	559,400	11,311,868
Kubota Corp.	1,102,100	14,812,870
Misumi Group, Inc.	134,300	3,564,065
Mitsubishi Heavy Industries Ltd.	99,100	2,561,466
Mitsuboshi Belting Ltd.	14,100	214,027
Morgan Advanced Materials PLC	35,343	92,972
Nachi-Fujikoshi Corp.	5,000	161,111
Nordson Corp.	65,067	12,255,369
Noritake Co. Ltd.	1,100	37,433
Rotork PLC	691,289	2,269,246
Ryobi Ltd.	14,000	181,872
Schindler Holding AG (participation certificate)	92,053	21,352,697
Sintokogio Ltd.	37,400	273,620
SMC Corp.	91,200	45,978,432
Spirax-Sarco Engineering PLC	290,578	35,419,860
Star Micronics Co. Ltd.	42,700	509,969
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	96,580
Techtronic Industries Co. Ltd.	1,712,000	14,935,294
THK Co. Ltd.	244,800	6,355,788
Tongyu Heavy Industry Co. Ltd. (A Shares)	1,756,300	465,082
VAT Group AG (c)	16,822	3,029,289
Vesuvius PLC	32,206	146,449
Volvo AB (B Shares)	853,743	12,073,298
Wartsila Corp.	501,375	3,909,216
		323,016,005
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	6,800	6,704,278
Nippon Yusen KK	48,700	701,294
		7,405,572
Professional Services - 1.3%
51job, Inc. sponsored ADR (b)	77,110	4,972,824
Adecco SA (Reg.)	40,159	1,931,004
ALS Ltd.	181,447	864,746
BayCurrent Consulting, Inc.	2,600	182,503
Benefit One, Inc.	123,500	2,695,711
Centre Testing International Group Co. Ltd. (A Shares)	1,438,500	3,648,023
Experian PLC	1,015,044	35,600,134
Experian PLC ADR	11,200	391,888
Intertek Group PLC	342,998	23,323,555
McMillan Shakespeare Ltd.	17,175	98,911
Meitec Corp.	27,900	1,345,264
Nihon M&A Center, Inc.	137,300	5,512,625
NOMURA Co. Ltd.	14,800	133,940
Persol Holdings Co., Ltd.	548,700	7,250,197
Recruit Holdings Co. Ltd.	250,900	8,642,738
RELX PLC:
(Euronext N.V.)	264,184	6,096,822
(London Stock Exchange)	1,263,515	29,234,863
SGS SA (Reg.)	10,652	24,974,277
SR Teleperformance SA	49,419	11,690,146
TechnoPro Holdings, Inc.	127,700	7,637,489
Thomson Reuters Corp.	60,326	4,040,574
Tinexta SpA	14,097	180,895
United Technology Holdings Co. Ltd.	34,200	640,586
Wolters Kluwer NV	241,978	19,253,798
World Holdings Co. Ltd.	6,100	102,096
		200,445,609
Road & Rail - 0.2%
Canadian National Railway Co.	135,806	11,698,145
Central Japan Railway Co.	55,200	9,460,279
East Japan Railway Co.	46,300	3,636,529
Hankyu Hanshin Holdings, Inc.	57,900	2,136,789
Seibu Holdings, Inc.	114,400	1,493,581
The Go-Ahead Group PLC	6,430	86,557
Tobu Railway Co. Ltd.	34,300	1,214,947
Tokyu Corp.	54,600	864,730
West Japan Railway Co.	39,200	2,526,582
		33,118,139
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (b)	8,600	277,264
Ashtead Group PLC	464,163	13,717,664
Bunzl PLC	321,032	7,479,492
Daiichi Jitsugyo Co. Ltd.	1,100	38,504
Imcd NV	25,357	2,387,474
Indutrade AB	66,860	2,548,791
Marubeni Corp.	647,500	3,141,887
Mitsubishi Corp.	242,700	5,659,887
MonotaRO Co. Ltd.	119,800	4,348,992
Rexel SA	522,988	5,273,651
Sojitz Corp.	156,600	364,473
Sumitomo Corp.	571,000	6,880,038
Toromont Industries Ltd.	32,324	1,559,328
Toyota Tsusho Corp.	54,300	1,374,556
		55,052,001
Transportation Infrastructure - 0.2%
Aena Sme SA (b)(c)	85,193	12,123,680
Airports of Thailand PCL (For. Reg.)	905,800	1,765,470
Astm SpA	9,663	198,439
Atlantia SpA	93,950	1,544,514
Beijing Capital International Airport Co. Ltd. (H Shares)	8,166,000	5,116,013
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	12,201	1,264,878
Guangxi Wuzhou Communications Co. Ltd. (A Shares)	1,396,997	671,365
Sydney Airport unit	305,719	1,192,095
		23,876,454

TOTAL INDUSTRIALS		1,355,432,830

INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.1%
Ericsson (B Shares)	1,106,625	10,133,750
Nokia Corp.	151,985	604,383
Nokia Corp. sponsored ADR (a)	379,000	1,497,050
		12,235,183
Electronic Equipment & Components - 1.8%
Alps Electric Co. Ltd.	120,500	1,454,782
Comet Holding AG	59	7,214
Daeduck Electronics Co. Ltd. (b)	22,772	171,139
Daeduck Electronics Co. Ltd.	13,174	71,422
Daiwabo Holdings Co. Ltd.	27,400	1,836,914
Electrocomponents PLC	25,229	198,008
Enplas Corp.	6,600	140,819
Halma PLC	1,076,397	30,973,862
Hamamatsu Photonics K.K.	141,800	6,416,468
Hexagon AB (B Shares) (b)	255,917	14,047,182
Hexing Electrical Co. Ltd. (A Shares)	252,090	516,030
Hirose Electric Co. Ltd.	186,490	22,255,332
Hitachi Ltd.	1,177,380	37,719,393
Hitachi Ltd. sponsored ADR	978	64,450
Hosiden Corp.	13,800	120,284
Ibiden Co. Ltd.	9,300	245,942
Ingenico SA	10,093	1,391,504
Keyence Corp.	53,500	22,001,252
Kyocera Corp.	366,100	19,794,419
Landis+Gyr Group AG	12,879	846,281
Largan Precision Co. Ltd.	35,000	4,478,795
LG Innotek Co. Ltd.	4,148	496,555
Murata Manufacturing Co. Ltd.	456,200	25,660,243
NAURA Technology Group Co. Ltd.	113,300	2,412,918
Oki Electric Industry Co. Ltd.	62,800	620,750
OMRON Corp.	595,800	39,445,612
Optex Group Co. Ltd.	8,000	107,933
Renishaw PLC	39,152	1,861,580
Samsung SDI Co. Ltd.	19,153	5,580,430
Sanshin Electronic Co. Ltd.	10,900	167,171
Shenzhen Aisidi Co. Ltd. (A Shares)	422,800	424,148
Shimadzu Corp.	690,100	18,653,081
Spectris PLC	343,376	10,873,138
TDK Corp.	35,300	3,299,402
Topcon Corp.	18,500	162,108
Victory Giant Technology Huizhou Co. Ltd. (A Shares)	242,674	728,983
Xiamen Faratronic Co. Ltd. (A Shares)	104,167	781,116
Yokogawa Electric Corp.	375,600	5,405,269
		281,431,929
IT Services - 1.6%
Adyen BV (b)(c)	9,727	12,773,391
Amadeus IT Holding SA Class A	1,276,301	66,739,573
Capgemini SA	89,388	9,138,636
Computershare Ltd.	211,133	1,843,572
EPAM Systems, Inc. (b)	40,220	9,276,341
Fujitsu Ltd.	181,740	18,705,679
GMO Payment Gateway, Inc.	31,600	3,554,249
Ines Corp.	15,500	201,502
iomart Group PLC	22,044	91,202
IT Holdings Corp.	222,600	4,741,177
Link Administration Holdings Ltd.	102,343	276,278
NEC Corp.	45,900	2,057,828
Nomura Research Institute Ltd.	1,655,800	43,726,815
NS Solutions Corp.	48,200	1,319,360
NTT Data Corp.	542,500	6,262,808
OBIC Co. Ltd.	125,800	21,790,013
Softcat PLC	133,644	1,891,477
Visa, Inc. Class A	39,660	7,743,218
Wirecard AG (a)	15,690	1,646,922
Wix.com Ltd. (b)	95,288	21,185,381
Worldline SA (b)(c)	98,414	7,332,488
		242,297,910
Semiconductors & Semiconductor Equipment - 2.2%
Advantest Corp.	35,000	1,726,552
Analog Devices, Inc.	223,440	25,237,548
ASML Holding NV (Netherlands)	180,261	59,049,846
BE Semiconductor Industries NV	16,666	634,923
Broadcom, Inc.	32,543	9,478,800
Dialog Semiconductor PLC (b)	28,517	1,124,396
Disco Corp.	51,800	11,556,475
GlobalWafers Co. Ltd.	166,000	2,002,369
Infineon Technologies AG	2,607,858	54,967,736
MediaTek, Inc.	744,000	11,494,277
Megachips Corp.	30,900	549,263
Melexis NV	19,440	1,274,262
Mitsui High-Tec, Inc.	28,000	363,225
NXP Semiconductors NV	339,393	32,615,667
Renesas Electronics Corp. (b)	597,500	3,097,061
Risen Energy Co. Ltd. (A Shares)	238,400	416,192
Rorze Corp.	26,100	1,179,818
Silergy Corp.	97,000	5,243,418
Silicon Motion Technology Corp. sponsored ADR	105,758	4,766,513
Siltronic AG	28,175	2,742,875
STMicroelectronics NV:
(Italy)	166,014	4,150,595
(NY Shares) unit (a)	72,798	1,809,030
Taiwan Semiconductor Manufacturing Co. Ltd.	1,749,000	17,034,280
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,350,650	67,978,215
Texas Instruments, Inc.	93,249	11,072,386
Tokyo Electron Ltd.	52,700	10,506,282
Tower Semiconductor Ltd. (b)	28,351	582,037
Will Semiconductor Ltd.	52,833	1,358,938
		344,012,979
Software - 1.9%
Altium Ltd.	30,790	763,253
ANSYS, Inc. (b)	111,482	31,549,406
Atlassian Corp. PLC (b)	41,383	7,668,270
Avast PLC (c)	839,448	5,214,693
Aveva Group PLC	103,124	5,206,401
Beijing SuperMap Software Co. Ltd. (A Shares)	66,100	210,138
Cadence Design Systems, Inc. (b)	735,147	67,111,570
Check Point Software Technologies Ltd. (b)	39,898	4,375,614
Constellation Software, Inc.	7,303	8,301,663
CyberArk Software Ltd. (b)	24,945	2,588,792
Dassault Systemes SA	187,084	31,618,153
Descartes Systems Group, Inc. (Canada) (b)	95,169	4,537,091
Enghouse Systems Ltd.	42,868	1,863,109
Globant SA (b)	20,008	2,805,322
Kinaxis, Inc. (b)	22,312	2,880,944
Micro Focus International PLC	912,505	4,495,156
Micro Focus International PLC sponsored ADR	8,300	40,670
Netcompany Group A/S (b)(c)	36,259	2,200,869
NICE Systems Ltd. sponsored ADR (b)	51	9,493
Sage Group PLC	275,091	2,347,585
SAP SE	720,624	91,967,687
SAP SE sponsored ADR	19,700	2,523,570
Shenzhen Ysstech Information-tech Co. Ltd. (A Shares)	452,877	522,215
Sichuan Jiuyuan Yinhai Software Co. Ltd.	40,311	215,301
TeamViewer AG (b)	114,806	5,831,036
Temenos Group AG	43,637	6,655,799
WiseTech Global Ltd.	240,196	3,264,493
		296,768,293
Technology Hardware, Storage & Peripherals - 0.7%
Brother Industries Ltd.	38,300	720,578
Canon, Inc.	197,800	4,061,742
Konica Minolta, Inc.	85,400	315,959
Logitech International SA (Reg.)	85,076	5,013,628
Ricoh Co. Ltd.	68,200	503,382
Samsung Electronics Co. Ltd.	2,369,179	97,486,000
Seiko Epson Corp.	215,000	2,420,233
		110,521,522

TOTAL INFORMATION TECHNOLOGY		1,287,267,816

MATERIALS - 4.2%
Chemicals - 2.8%
Air Liquide SA	64,577	8,781,174
Akzo Nobel NV	454,059	37,286,316
Arkema SA	97,900	8,515,686
Asahi Kasei Corp.	784,800	6,237,414
BASF AG	924,273	50,306,150
Christian Hansen Holding A/S	48,159	4,655,864
Chugoku Marine Paints Ltd.	34,300	260,164
Covestro AG (c)	187,832	6,941,062
Croda International PLC	377,762	24,213,222
Denki Kagaku Kogyo KK	176,360	4,315,583
Evonik Industries AG	34,168	840,109
Givaudan SA	19,183	68,750,053
Incitec Pivot Ltd.	813,999	1,090,568
Johnson Matthey PLC	617,092	16,103,355
Kaneka Corp.	14,100	375,625
Kansai Paint Co. Ltd.	637,000	13,183,588
Koninklijke DSM NV rights 5/27/20 (b)(e)	6,160	11,146
Linde PLC	29,300	5,928,562
Linde PLC (a)	240,270	48,208,142
Mitsubishi Gas Chemical Co., Inc.	140,500	2,089,684
Nissan Chemical Corp.	26,200	1,155,186
Nitto Denko Corp.	234,700	12,687,663
Novozymes A/S Series B	385,259	21,020,960
Nutrien Ltd.	23,515	799,510
Pidilite Industries Ltd.	101,229	1,966,069
Shin-Etsu Chemical Co. Ltd.	67,800	7,940,262
Shin-Etsu Chemical Co. Ltd. ADR	2,200	64,152
Sika AG	196,959	33,835,602
Symrise AG	353,102	38,875,650
Taiyo Nippon Sanso Corp.	25,200	423,408
Tokuyama Corp.	14,900	355,903
Tosoh Corp.	79,900	1,109,835
Umicore SA	148,967	6,619,354
Victrex PLC	31,063	781,834
		435,728,855
Construction Materials - 0.1%
Boral Ltd.	127,491	264,285
CSR Ltd.	232,781	631,502
HeidelbergCement AG	215,500	10,779,568
HeidelbergCement AG ADR	26,260	260,315
James Hardie Industries PLC CDI	296,481	5,128,224
Taiheiyo Cement Corp.	90,400	2,134,997
Xinjiang Tianshan Cement Co. Ltd. (A Shares)	521,000	903,707
		20,102,598
Containers & Packaging - 0.1%
Amcor PLC unit	498,652	4,945,762
Klabin SA unit	40,100	148,112
Sig Combibloc Group AG	121,131	2,022,628
Smurfit Kappa Group PLC	345,808	11,231,866
Toyo Seikan Group Holdings Ltd.	56,800	603,577
		18,951,945
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd. (Canada)	141,456	9,050,266
Alacer Gold Corp. (b)	68,100	424,373
Alumina Ltd.	1,503,305	1,488,012
Anglo American PLC (United Kingdom)	70,409	1,478,759
Antofagasta PLC	574,157	6,214,411
ArcelorMittal SA (Netherlands)	949,467	9,069,290
B2Gold Corp.	405,580	2,235,793
BHP Billiton Ltd.	405,054	9,533,290
BHP Billiton Ltd. sponsored ADR (a)	177,995	8,383,565
BHP Billiton PLC	572,710	11,262,825
BHP Billiton PLC ADR	251,526	9,910,124
Boliden AB	24,212	524,708
Centamin PLC	165,433	339,563
Constellium NV (b)	6,226	51,115
Equinox Gold Corp. (b)	223,579	2,052,539
Ferrexpo PLC	108,337	235,348
First Majestic Silver Corp. (a)(b)	118,800	1,189,188
Fortescue Metals Group Ltd.	315,329	2,921,537
Fortuna Mines, Inc. (b)	246,945	1,108,783
Franco-Nevada Corp.	169,221	23,752,515
Glencore Xstrata PLC	3,291,641	6,216,443
Godo Steel Ltd.	27,900	551,300
Gold Road Resources Ltd. (b)	966,851	1,166,463
Granges AB	44,772	356,844
Iluka Resources Ltd.	136,369	747,171
Independence Group NL	1,904,258	6,371,802
Kinross Gold Corp. (b)	362,000	2,371,100
Mitsubishi Materials Corp.	46,500	1,057,671
MMC Norilsk Nickel PJSC	8,339	2,636,418
Newcrest Mining Ltd.	79,443	1,609,748
Northern Star Resources Ltd.	155,462	1,533,623
Osisko Gold Royalties Ltd.	68,400	678,610
Outokumpu Oyj (A Shares) (b)	62,924	188,103
Perseus Mining Ltd. (Australia) (b)	985,116	850,335
Pretium Resources, Inc. (b)	39,000	340,080
Ramelius Resources Ltd.	482,177	564,048
Regis Resources Ltd.	433,804	1,561,421
Resolute Mng Ltd. (b)	1,469,489	1,116,616
Rio Tinto Ltd.	166,762	10,381,897
Rio Tinto PLC	264,517	14,345,931
Rio Tinto PLC sponsored ADR	86,539	4,666,183
Sandfire Resources NL	219,823	641,771
Saracen Mineral Holdings Ltd. (b)	415,129	1,413,959
Silver Lake Resources Ltd. (b)	193,800	282,898
South32 Ltd.	2,911,720	3,681,478
SSR Mining, Inc. (b)	26,459	508,868
Uacj Corp.	9,800	180,834
Vale SA (b)	77,900	773,701
Voestalpine AG	14,432	280,915
Westgold Resources Ltd. (b)	680,510	1,061,410
Xinyu Iron & Steel Co. Ltd.	596,200	340,817
Yamana Gold, Inc.	203,600	1,091,296
		170,795,758
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares) (a)	613,073	7,502,972

TOTAL MATERIALS		653,082,128

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Big Yellow Group PLC	183,317	2,263,965
British Land Co. PLC	1,480,700	7,504,894
Covivio	11,317	661,412
Goodman Group unit	420,350	4,306,433
Great Portland Estates PLC	537,462	4,321,114
Scentre Group unit	2,105,343	3,129,396
Segro PLC	668,729	6,934,091
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	20,862	1,104,630
Warehouses de Pauw	85,638	2,253,456
		32,479,391
Real Estate Management & Development - 0.9%
Aroundtown SA	313,879	1,721,898
Cheung Kong Property Holdings Ltd.	1,230,100	6,756,392
Deutsche Wohnen AG (Bearer)	610,097	27,238,519
Fabege AB	144,837	1,752,330
Grand City Properties SA	752,328	17,019,780
Hang Lung Group Ltd.	205,000	393,797
Hongkong Land Holdings Ltd.	82,000	308,320
IWG PLC	127,221	464,755
Kerry Properties Ltd.	39,000	92,754
LEG Immobilien AG (a)	206,428	25,682,617
Lendlease Group unit	742,400	6,398,368
Mitsui Fudosan Co. Ltd.	482,300	9,273,022
Savills PLC	159,048	1,695,142
Swire Pacific Ltd. (A Shares)	28,000	147,316
TAG Immobilien AG	310,231	7,190,486
Vonovia SE	469,052	26,960,353
		133,095,849

TOTAL REAL ESTATE		165,575,240

UTILITIES - 1.1%
Electric Utilities - 0.5%
Chubu Electric Power Co., Inc.	201,900	2,716,463
CLP Holdings Ltd.	1,025,000	10,061,136
EDF SA	92,711	818,783
Endesa SA	39,864	944,760
Enel SpA	1,539,367	11,901,963
Enel SpA ADR (a)	27,500	210,650
Fortum Corp.	95,500	1,825,488
Iberdrola SA	1,600,116	17,325,225
Kansai Electric Power Co., Inc.	188,600	1,877,343
Kyushu Electric Power Co., Inc.	38,800	322,359
Mosenergo PJSC	1,381,000	39,825
ORSTED A/S (c)	139,074	16,295,008
Scottish & Southern Energy PLC	297,569	4,573,671
Tokyo Electric Power Co., Inc. (b)	415,900	1,399,895
		70,312,569
Gas Utilities - 0.2%
APA Group unit	1,000,502	7,742,530
Beijing Enterprises Holdings Ltd.	846,500	2,826,010
China Resource Gas Group Ltd.	1,030,000	5,642,590
Gas Natural SDG SA	132,576	2,456,936
Rubis SCA	34,587	1,647,073
Snam Rete Gas SpA	321,178	1,491,695
		21,806,834
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	70,014	181,927
Electric Power Development Co. Ltd.	238,100	4,488,454
Uniper SE	15,292	476,994
Unipro PJSC	10,761,000	418,706
		5,566,081
Multi-Utilities - 0.4%
Centrica PLC	405,589	184,007
ENGIE	2,558,139	30,199,808
National Grid PLC	597,076	6,828,221
RWE AG	172,131	5,692,095
Veolia Environnement SA	1,004,680	22,123,008
		65,027,139
Water Utilities - 0.0%
Companhia de Saneamento de Minas Gerais	1,600	17,300

TOTAL UTILITIES		162,729,923

TOTAL COMMON STOCKS
(Cost $6,729,685,547)		7,883,114,216

Nonconvertible Preferred Stocks - 0.7%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	6,476,914	2,493,387
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	34,906	1,603,368
Porsche Automobil Holding SE (Germany)	52,448	2,883,381
Volkswagen AG	361,058	53,104,997
		57,591,746
Multiline Retail - 0.0%
Lojas Americanas SA (PN)	139,800	740,091

TOTAL CONSUMER DISCRETIONARY		58,331,837

CONSUMER STAPLES - 0.3%
Household Products - 0.3%
Henkel AG & Co. KGaA	440,011	39,211,498
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tatneft PAO	31,786	230,004
FINANCIALS - 0.0%
Banks - 0.0%
Sberbank of Russia	78,780	203,383
MATERIALS - 0.0%
Metals & Mining - 0.0%
Bradespar SA (PN)	71,600	472,968
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $95,420,334)		100,943,077

Equity Funds - 45.6%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	497,398
Europe Stock Funds - 0.5%
WisdomTree Europe Hedged Equity ETF (a)	1,427,995	83,751,907
Foreign Large Blend Funds - 12.7%
Artisan International Value Fund Investor Class	18,659,455	556,424,942
Fidelity SAI International Index Fund (f)	24,975,149	265,236,080
Fidelity SAI International Low Volatility Index Fund (f)	23,071,018	226,788,106
Fidelity SAI International Quality Index Fund (f)	2,600,000	27,430,000
Harbor International Fund Institutional Class	9,619	327,248
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	30,129,380	400,118,171
Oakmark International Fund Investor Class	27,255,734	491,693,442

TOTAL FOREIGN LARGE BLEND FUNDS		1,968,017,989

Foreign Large Growth Funds - 21.2%
American Funds EuroPacific Growth Fund Class F2	959,673	47,964,446
Fidelity Diversified International Fund (f)	15,697,774	590,393,262
Fidelity International Discovery Fund (f)	23,351,192	980,049,512
Fidelity Overseas Fund (f)	11,153,313	532,347,642
Fidelity SAI International Momentum Index Fund (f)	3,100,000	32,271,000
Invesco Oppenheimer International Growth Fund Class R6	1,359,560	55,524,414
JOHCM International Select Fund Class II Shares	19,906,901	481,348,869
WCM Focused International Growth Fund Investor Class	30,510,745	563,228,358

TOTAL FOREIGN LARGE GROWTH FUNDS		3,283,127,503

Foreign Large Value Funds - 2.3%
iShares MSCI EAFE Value ETF (a)	2,485,485	97,331,593
Pear Tree Polaris Foreign Value Fund Institutional Shares	15,452,822	261,307,227

TOTAL FOREIGN LARGE VALUE FUNDS		358,638,820

Foreign Small Mid Blend Funds - 0.6%
iShares MSCI EAFE Small-Cap ETF (a)	580,453	30,816,250
Oakmark International Small Cap Fund Investor Class	427,605	5,327,956
Victory Trivalent International Small-Cap Fund Class I	4,159,555	51,911,244

TOTAL FOREIGN SMALL MID BLEND FUNDS		88,055,450

Foreign Small Mid Growth Funds - 0.7%
Fidelity International Small Cap Opportunities Fund (f)	3,020,626	57,210,660
Oberweis International Opportunities Institutional Fund	1,079,873	11,543,842
T. Rowe Price International Discovery Fund	591,105	40,242,415
Wasatch International Growth Fund Investor Class	90	2,738

TOTAL FOREIGN SMALL MID GROWTH FUNDS		108,999,655

Foreign Small Mid Value Funds - 0.6%
Brandes International Small Cap Equity Fund Class A	1,002,963	8,414,861
Segall Bryant & Hamill International Small Capital Fund Class A	3,348,575	29,634,892
Transamerica International Small Cap Value Fund	4,606,780	51,365,601

TOTAL FOREIGN SMALL MID VALUE FUNDS		89,415,354

Sector Funds - 0.0%
SPDR Dow Jones International Real Estate ETF (a)	201,575	5,803,344
Other - 7.0%
Fidelity Advisor Japan Fund Class I (f)	3,419,044	52,995,184
Fidelity Japan Smaller Companies Fund (f)	6,854,892	107,416,151
iShares MSCI Australia ETF (a)	5,048,907	91,183,260
iShares MSCI Japan ETF (a)	15,136,363	838,705,874
Matthews Japan Fund Investor Class	179	3,745

TOTAL OTHER		1,090,304,214

TOTAL EQUITY FUNDS
(Cost $5,935,554,956)		7,076,611,634

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.12% 8/13/20 (g)
(Cost $39,990,672)	40,000,000	39,988,949

Money Market Funds - 5.5%
Fidelity Securities Lending Cash Central Fund 0.10% (h)(i)	452,137,211	452,182,425
State Street Institutional U.S. Government Money Market Fund Premier Class .12% (j)	400,617,957	400,617,957
TOTAL MONEY MARKET FUNDS
(Cost $852,800,382)		852,800,382
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $13,653,451,891)		15,953,458,258
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(444,049,932)
NET ASSETS - 100%		$15,509,408,326

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,086	June 2020	$119,215,650	$6,910,895	$6,910,895
ICE E-mini MSCI EAFE Index Contracts (United States)	1,050	June 2020	90,756,750	14,659,444	14,659,444
TOTAL FUTURES CONTRACTS					$21,570,339

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $144,146,042 or 0.9% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated Fund

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,118,993.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes investment made with cash collateral received from securities on loan.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$552,181
Total	$552,181

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$49,986,426	$--	$--	$--	$--	$3,008,758	$52,995,184
Fidelity Diversified International Fund	620,718,700	--	25,509,605	--	(629,257)	(4,186,576)	590,393,262
Fidelity International Discovery Fund	1,006,340,643	--	27,331,727	--	(6,288,114)	7,328,710	980,049,512
Fidelity International Small Cap Opportunities Fund	53,216,114	2,398,088	--	--	--	1,596,458	57,210,660
Fidelity Japan Smaller Companies Fund	101,109,651	--	--	--	--	6,306,500	107,416,151
Fidelity Overseas Fund	510,264,292	29,500,000	5,466,344	--	(1,606,791)	(343,515)	532,347,642
Fidelity SAI International Index Fund	--	350,000,000	125,000,000	--	11,446,390	28,789,690	265,236,080
Fidelity SAI International Low Volatility Index Fund	154,908,004	81,000,000	--	--	--	(9,119,898)	226,788,106
Fidelity SAI International Momentum Index Fund	--	31,000,000	--	--	--	1,271,000	32,271,000
Fidelity SAI International Quality Index Fund	--	26,000,000	--	--	--	1,430,000	27,430,000
Total	$2,496,543,830	$519,898,088	$183,307,676	$--	$2,922,228	$36,081,127	$2,872,137,597

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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